Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 1,118,944	$ 2,528,032	$ 4,892,914	$ (3,758)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(180,200)	(3,048,096)	(4,420,646)
Interest earned on investments held in Trust Account	(1,892,422)	(1,033)	(2,537,410)
Deferred tax provision (benefit)	23,885
Offering costs allocated to warrants		27,670	27,670
Deferred tax benefit			119,625
Changes in operating assets and liabilities:
Prepaid expenses	49,920	(429,760)	(214,808)
Accrued expenses	33,416	166,215	323,733	1,637
Accounts payable	10,036		58,629
Due to related party	100
Income taxes payable	363,589		371,372
Net cash used in operating activities	(472,732)	(756,972)	(1,378,921)	(2,121)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(175,950,000)	(175,950,000)
Cash withdrawn from Trust Account to pay taxes	200,050
Net cash provided by (used in) investing activities	200,050	(175,950,000)	(175,950,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor				25,000
Proceeds from sale of Units, net of underwriting discounts paid		170,085,000	170,085,000
Proceeds from sale of private placement warrants		8,037,500	8,037,500
Proceeds from issuance of promissory note to related party				129,000
Repayment of promissory note – related party		(127,385)	(127,385)	(1,615)
Payment of deferred offering costs		(319,945)	(234,263)	(130,722)
Net cash provided by financing activities		177,675,170	177,760,852	21,663
Net Change in Cash	(272,682)	968,198	431,931	19,542
Cash – Beginning of period	451,473	19,542	19,542
Cash – End of period	178,791	987,740	451,473	19,542
Non-Cash investing and financing activities:
Accretion of carrying value to redemption value	1,454,948	18,208,695	20,053,421
Deferred underwriters discount payable		6,900,000	6,900,000
Initial classification of warrant liability		5,084,187	5,084,187
Initial classification of common stock subject to redemption			177,794,726
Deferred offering costs included in accrued expenses				$ 84,045
Fair value of public warrant (less proceeds allocated)		$ 5,022,335